Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Parenthetical) (Details)	Mar. 31, 2019
Loans Payable | CIBC Prime Rate
Disclosure Of Financial Instruments [Line Items]
Percentage added to reference rate	1.50%